RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profit allocated to general reserve fund for PRC entities	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund for PRC entities	50.00%	50.00%
Amount transferred to PRC statutory reserve funds	¥ 8,164	$ 1,150	¥ 7,967
Net assets subject to restriction	¥ 281,738	$ 39,682
Percentage of restricted investments	29.41%	29.41%